Property and Equipment, Net (Details) - Schedule of property and equipment - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	$ 990	$ 1,085	$ 1,239
Less: accumulated depreciation and amortization	(630)	(562)	(339)
Total	360	523	900
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	988	1,062	1,199
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	$ 2	$ 23	$ 40